Item 1  Schedule of Investments


 T. Rowe Price International Stock Portfolio
 Unaudited                                             March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 AUSTRALIA  1.6%
 Common Stocks  1.6%
 BHP Billiton                                          319,636       4,414

 Brambles Industries ss.                               238,900       1,468

 Macquarie Bank                                        35,900        1,332

 Pacific Brands                                        517,200       1,003

 Total Australia (Cost $5,773)                                       8,217

 BELGIUM  0.5%
 Common Stocks  0.5%
 Fortis (Unified shares)                               36,160        1,032

 UCB                                                   27,064        1,310

 Total Belgium (Cost $1,594)                                         2,342

 BRAZIL  1.5%
 Common Stocks  1.5%
 Petroleo Brasileiro ADR (USD) ss.                     117,820       4,533

 Tele Norte Leste ADR (USD) *ss.                       181,200       2,803

 Total Brazil (Cost $4,974)                                          7,336

 CANADA  0.8%
 Common Stocks  0.8%
 Research In Motion (USD) *                            22,400        1,712

 Telus (Non-voting shares) (USD)                       68,600        2,113

 Total Canada (Cost $3,416)                                          3,825

 CHINA  0.6%
 Common Stocks  0.6%
 China Telecom (HKD)                                   1,318,000     461

 China Telecom 144A (HKD) **                           3,596,000     1,256

 China Unicom (HKD)                                    1,550,000     1,202

 Total China (Cost $2,819)                                           2,919

 DENMARK  0.5%
 Common Stocks  0.5%
 Novo Nordisk, Series B                                48,405        2,696

 Total Denmark (Cost $1,440)                                         2,696

 FINLAND  1.0%
 Common Stocks  1.0%
 Nokia *ss.                                            309,570       4,801

 Total Finland (Cost $2,043)                                         4,801

 FRANCE  13.5%
 Common Stocks  13.5%
 AXA                                                   123,244       3,284

 BNP Paribas ss.                                       76,969        5,455

 Compagnie de Saint-Gobain ss.                         52,080        3,174

 Credit Agricole ss.                                   154,429       4,199

 France Telecom *                                      169,100       5,065

 Groupe Danone ss.                                     24,630        2,451

 Hermes International ss.                              15,540        3,130

 L'Oreal ss.                                           15,296        1,225

 LVMH ss.                                              42,507        3,181

 Sanofi-Aventis ss.                                    118,887       10,029

 Schneider Electric, Series A ss.                      37,580        2,946

 Societe Generale ss.                                  22,988        2,389

 Societe Television Francaise 1 ss.                    65,949        2,087

 Sodexho Alliance ss.                                  71,479        2,383

 STMicroelectronics                                    61,110        1,018

 THOMSON Multimedia ss.                                60,400        1,629

 Total ss.                                             55,803        13,061

 Vivendi Universal *ss.                                37,736        1,156

 Total France (Cost $37,974)                                         67,862

 GERMANY  2.8%
 Common Stocks  2.8%
 Allianz                                               11,903        1,512

 Deutsche Bank                                         20,654        1,782

 E.On                                                  26,105        2,241

 Hypo Real Estate Holding *                            101,860       4,246

 Rhoen-Klinikum                                        10,043        637

 SAP                                                   12,300        1,983

 Siemens                                               22,343        1,769

 Total Germany (Cost $10,337)                                        14,170

 GREECE  0.5%
 Common Stocks  0.5%
 National Bank of Greece                               77,490        2,627

 Total Greece (Cost $2,436)                                          2,627

 HONG KONG  1.6%
 Common Stocks  1.6%
 Cheung Kong Holdings                                  268,000       2,371

 Esprit Holdings                                       260,500       1,779

 Li & Fung                                             872,000       1,593

 Sun Hung Kai Properties                               221,000       2,005

 Total Hong Kong (Cost $6,456)                                       7,748

 INDIA  0.8%
 Common Stocks  0.8%
 I-Flex Solutions                                      127,100       1,691

 Zee Telefilms                                         748,300       2,382

 Total India (Cost $3,843)                                           4,073

 INDONESIA  0.3%
 Common Stocks  0.3%
 Telekomunikasi                                        3,505,000     1,656

 Total Indonesia (Cost $1,826)                                       1,656

 IRELAND  0.5%
 Common Stocks  0.5%
 Anglo Irish Bank                                      60,700        1,519

 CRH                                                   35,900        944

 Total Ireland (Cost $2,490)                                         2,463

 ITALY  4.1%
 Common Stocks  4.1%
 Alleanza Assicurazioni ss.                            213,740       2,791

 Banco Popolare di Verona e Novara                     61,800        1,153

 ENI S.p.A. ss.                                        267,917       6,959

 Mediaset                                              91,519        1,318

 Mediobanca                                            58,400        1,014

 Telecom Italia-RNC                                    736,547       2,304

 UniCredito                                            842,661       4,950

 Total Italy (Cost $11,063)                                          20,489

 JAPAN  20.6%
 Common Stocks  20.6%
 AIFUL *                                               33,225        2,659

 Benesse ss.                                           39,700        1,348

 Canon                                                 42,900        2,300

 Credit Saison ss.                                     37,000        1,332

 Dai Nippon Printing                                   177,000       2,887

 Daikin Industries                                     59,500        1,498

 Daito Trust Construction                              23,000        965

 Daiwa Securities                                      291,000       1,916

 Fanuc ss.                                             44,100        2,760

 Funai Electric ss.                                    14,500        1,788

 Hoya                                                  18,400        2,025

 JFE Holdings ss.                                      54,600        1,522

 JSR ss.                                               91,500        1,805

 KDDI                                                  884           4,378

 Keyence                                               7,600         1,761

 Kyocera ss.                                           23,700        1,691

 Leopalace21 ss.                                       111,400       1,837

 Marui ss.                                             152,100       2,044

 Mitsubishi Corporation                                400,500       5,188

 Mitsubishi Estate ss.                                 137,000       1,592

 Mitsubishi Tokyo Financial                            344           2,984

 Mitsui Fudosan ss.                                    360,000       4,227

 Mitsui Trust                                          204,000       2,028

 NEC                                                   335,000       2,024

 Nidec                                                 9,700         1,208

 Nissan Motor ss.                                      248,200       2,544

 Nomura                                                329,300       4,607

 NTT DoCoMo                                            533           895

 Oji Paper ss.                                         193,000       1,084

 Orix                                                  18,500        2,359

 Resona Holdings *ss.                                  1,478,000     2,964

 Rohm Company                                          17,700        1,708

 Secom ss.                                             100,000       4,159

 Sega Sammy Holdings ss.                               18,800        1,143

 Seven-Eleven Japan                                    98,600        2,887

 Shin-Etsu Chemical                                    69,800        2,643

 SMC                                                   10,900        1,233

 Sumitomo Mitsui Financial ss.                         692           4,685

 Suzuki Motor ss.                                      108,000       1,932

 T&D Holdings                                          32,600        1,657

 Toray Industries                                      285,000       1,278

 Toyota Motor                                          131,000       4,875

 USS                                                   15,250        1,180

 Yamanouchi Pharmaceutical                             127,000       4,299

 Total Japan (Cost $91,947)                                          103,899

 KAZAKHSTAN  0.4%
 Common Stocks  0.4%
 PetroKazakhstan (USD)                                 54,758        2,200

 Total Kazakhstan (Cost $1,485)                                      2,200

 MALAYSIA  0.3%
 Common Stocks  0.3%
 Astro All Asia (Ordinary shares) *                    1,139,100     1,544

 Total Malaysia (Cost $1,314)                                        1,544

 MEXICO  2.2%
 Common Stocks  2.2%
 America Movil ADR, Series L (USD)                     72,000        3,715

 Grupo Financiero Banorte                              181,500       1,181

 Grupo Modelo, Series C                                462,000       1,360

 Grupo Televisa ADR (USD)                              33,300        1,958

 Wal-Mart de Mexico, Series V ss.                      849,226       2,978

 Total Mexico (Cost $7,016)                                          11,192

 NETHERLANDS  3.4%
 Common Stocks  3.4%
 ASM Lithography *ss.                                  159,200       2,690

 ING Groep, GDS                                        178,200       5,384

 Koninklijke Numico *                                  67,227        2,752

 Philips Electronics *ss.                              128,467       3,540

 Royal Dutch Petroleum                                 27,540        1,647

 Royal KPN                                             126,300       1,130

 Total Netherlands (Cost $10,463)                                    17,143

 NORWAY  0.3%
 Common Stocks  0.3%
 Orkla, Series A                                       42,020        1,536

 Total Norway (Cost $526)                                            1,536

 RUSSIA  0.9%
 Common Stocks  0.9%
 AO VimpelCom ADR (USD) *                              41,700        1,435

 JSC MMC Norilsk Nickel ADR (USD) ss.                  29,800        1,739

 Lukoil ADR 144A (USD) *                               11,420        1,546

 Total Russia (Cost $3,685)                                          4,720

 SINGAPORE  0.6%
 Common Stocks  0.6%
 United Overseas Bank                                  233,424       2,036

 Venture Manufacturing                                 117,000       942

 Total Singapore (Cost $2,425)                                       2,978

 SOUTH AFRICA  0.4%
 Common Stocks  0.4%
 Naspers                                               83,200        952

 Standard Bank Investment                              106,100       1,073

 Total South Africa (Cost $2,117)                                    2,025

 SOUTH KOREA  1.0%
 Common Stocks  1.0%
 Hyundai Motor GDR 144A (USD)                          49,700        1,350

 Samsung Electronics                                   7,486         3,701

 Total South Korea (Cost $3,045)                                     5,051

 SPAIN  4.7%
 Common Stocks  4.7%
 Banco Bilbao Vizcaya Argentaria ss.                   456,936       7,442

 Banco Santander Central Hispano                       269,285       3,279

 Endesa                                                84,879        1,910

 Gas Natural ss.                                       69,350        1,995

 Inditex ss.                                           68,300        2,043

 Repsol ss.                                            76,752        2,032

 Telefonica                                            203,411       3,545

 Telefonica ADR (USD)                                  28,381        1,475

 Total Spain (Cost $15,881)                                          23,721

 SWEDEN  2.3%
 Common Stocks  2.3%
 Hennes & Mauritz, Series B                            87,020        2,993

 LM Ericsson *ss.                                      440,309       1,240

 Securitas, Series B                                   359,852       5,755

 Tele2 AB, Series B                                    52,550        1,737

 Total Sweden (Cost $10,161)                                         11,725

 SWITZERLAND  6.1%
 Common Stocks  6.1%
 Adecco                                                92,881        5,104

 Credit Suisse Group *ss.                              124,100       5,331

 Nestle ss.                                            31,603        8,651

 Roche Holding ss.                                     23,400        2,509

 UBS ss.                                               107,448       9,078

 Total Switzerland (Cost $17,256)                                    30,673

 TAIWAN  1.1%
 Common Stocks  1.1%
 E.Sun Financial                                       1,787,000     1,455

 Far Eastone Telecom GDR (USD)                         105,500       2,057

 Taiwan Semiconductor Manufacturing                    1,245,111     2,035

 Total Taiwan (Cost $4,936)                                          5,547

 THAILAND  0.8%
 Common Stocks  0.8%
 Bangkok Bank NVDR                                     515,600       1,331

 Kasikornbank Public NVDR                              956,400       1,332

 True Corporation *                                    4,724,600     1,117

 True Corporation NVDR *                               129,400       31

 Total Thailand (Cost $3,980)                                        3,811

 TURKEY  0.7%
 Common Stocks  0.7%
 Turkiye Garanti Bankasi *                             354,100       1,343

 Turkiye Is Bankasi *                                  382,000       2,207

 Total Turkey (Cost $3,006)                                          3,550

 UNITED KINGDOM  21.1%
 Common Stocks  21.1%
 AstraZeneca                                           129,457       5,100

 Autonomy *                                            33,957        118

 British Sky Broadcasting                              163,845       1,796

 Cadbury Schweppes                                     113,517       1,137

 Capita                                                114,500       813

 Carnival                                              21,437        1,177

 Centrica                                              354,310       1,544

 Compass                                               1,039,980     4,743

 David S. Smith                                        105,540       314

 Diageo                                                245,540       3,459

 Electrocomponents                                     258,940       1,210

 EMAP                                                  71,000        1,113

 GlaxoSmithKline                                       665,563       15,246

 Hays                                                  1,190,932     2,991

 Hilton Group                                          171,000       972

 Kingfisher                                            1,111,544     6,061

 MFI Furniture Group                                   519,600       1,148

 O2 *                                                  476,400       1,073

 Reed Elsevier                                         468,834       4,856

 Rio Tinto                                             112,128       3,623

 Royal Bank of Scotland                                385,182       12,250

 Shell Transport & Trading                             956,535       8,581

 Standard Chartered                                    51,600        928

 Tesco                                                 558,280       3,337

 Tomkins                                               282,172       1,408

 Unilever N.V.                                         311,405       3,076

 United Business Media                                 160,763       1,615

 Vodafone                                              3,800,334     10,084

 William Morrison Supermarkets                         464,800       1,720

 WPP Group                                             403,670       4,593

 Total United Kingdom (Cost $82,639)                                 106,086

 UNITED STATES  1.2%
 Common Stocks  0.6%
 News Corporation GDR, Class A (AUD) ss.               189,784       3,235

                                                                     3,235

 Money Market Funds  0.6%
 T. Rowe Price Reserve Investment Fund 2.67% #+        2,857,928     2,858

                                                                     2,858

 Total United States (Cost $5,257)                                   6,093

 SECURITIES LENDING COLLATERAL  22.3%
 Money Market Pooled Account 22.3%
 Investment in money market pooled account
 managed by JP Morgan Chase Bank, London 2.819% #      112,370,241   112,370

 Total Securities Lending Collateral (Cost $112,370)                 112,370

 Total Investments in Securities
 121.0% of Net Assets (Cost $477,993)                                609,088
                                                       $

 (1) Denominated in currency of country of incorporation unless otherwise noted
 #   Seven-day yield
 *   Non-income producing
 ss. All or a portion of this security is on loan at March
     31, 2005 - See Note 2
 +   Affiliated company - See Note 3.
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $4,152 and represents 0.8% of net assets
ADR  American Depository Receipts
AUD  Australian dollar
GDR  Global Depository Receipts
GDS  Global Depository Shares
HKD  Hong Kong dollar
NVDR Non Voting Depository Receipt
USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price International Stock Portfolio
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2005, the value of loaned securities was $107,259,000; aggregate collateral consisted of $112,370,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $477,993,000. Net unrealized gain aggregated $130,944,000 at period-end, of which $141,386,000 related to appreciated investments and $10,442,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $21,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $2,858,000 and $9,565,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005